CASH, CASH EQUIVALENTS AND BALANCES WITH BANKS (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of cash, cash equivalents and balances with banks

	R$ thousands
	On December 31, 2024	On December 31, 2023
Cash and due from banks in domestic currency	17,384,505	14,765,830
Cash and due from banks in foreign currency	2,143,785	2,566,314
Reverse repurchase agreements (1) (a)	171,195,511	145,253,145
Discretionary deposits at the Central Bank	17,300,000	24,205,291
Cash and cash equivalents	208,023,801	186,790,580
Compulsory deposits with the Central Bank (2)	109,786,380	109,516,537
Cash, cash equivalents and balances with banks (b)	317,810,181	296,307,117
Cash and balances with banks (b) - (a)	146,614,670	151,053,972
(1)	Refers to operations whose maturity on the effective investment date is equal to or less than 90 days and present an insignificant risk of change. In the statement of financial position these are presented as ‘loans and advances to financial institutions’ – refer to note 10; and
(2)	Compulsory deposits with the Central Bank of Brazil refers to a minimum balance that financial institutions must maintain at the Central Bank of Brazil based on a percentage of deposits received from third parties.